Taxes on Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Carryforward tax losses	$ 32.8
Valuation allowance	$ 7.5
Federal tax rate	21.00%
Israeli [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%